Leases - Future minimum lease payments of the Group's lease liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	£ 707	£ 1,065		£ 1,389
Less: imputed interest	(29)	(60)		(103)
Total lease liabilities	678	1,005		1,286
Current lease liabilities	358	358	[1]	324	[1]
Non-current lease liabilities	320	647	[1]	962	[1]
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	358	358		324
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	294	358		358
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	£ 55	294		358
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments		£ 55		294
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments				£ 55

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'